Revision of Prior Year Financial Statements: (Details 1)	12 Months Ended
Dec. 31, 2014 USD ($)
Revision of Prior Year Financial Statements: [Abstract]
Arbitration previously reported	$ 4,267,230
Arbitration adjustment	689,209
Arbitration as revised	4,956,439
Net loss for the year previously reported	24,880,770
Net loss for the year adjustment	689,209
Net loss for the year as revised	25,569,979
Net loss per share, basic and diluted previously reported	0.33
Net loss per share, basic and diluted adjustment	0.01
Net loss per share, basic and diluted as revised	0.34
Comprehensive loss for the year previously reported	24,861,192
Comprehensive loss for the year adjustment	689,209
Comprehensive loss for the year as revised	25,550,401
Stock options previously reported	19,980,099
Stock options adjustment	689,209
Stock options as revised	20,669,308
Accumulated deficit previously reported	(342,526,267)
Accumulated deficit adjustment	(689,209)
Accumulated deficit as revised	$ (343,215,476)